Average Annual Total Returns - High Income Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)		R6 Shares 1 Year	R6 Shares 5 Years (or Life of Class)		R6 Shares 10 Years (or Life of Class)	Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Bloomberg Barclays U.S. High Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper High Yield Bond Funds Index (reflects no deduction for taxes) 1 Year	Lipper High Yield Bond Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper High Yield Bond Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	13.13%	4.75%	7.08%	10.54%	2.23%	4.44%	7.78%	2.49%	4.43%	13.37%	4.85%	7.24%	10.40%	4.01%	6.06%	[1]	13.33%	6.06%	[1]		14.32%	6.14%	7.55%	14.30%	5.38%	6.91%

[1]	The inception dates of the Class A shares (redesignated from Adviser Shares) and the R6 Shares are August 1, 2010, and December 1, 2016, respectively.